Property and Equipment	12 Months Ended
Dec. 31, 2022
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 7 - PROPERTY AND EQUIPMENT:

Set forth below are the composition of property and equipment and the related accumulated depreciation, grouped by major classifications, as well as the changes therein for the respective years:

	Cost						Accumulated depreciation						Net book value
	Balance at beginning of year	Additions during year	Transfers/ abandonments during year*		Foreign currency translation reserve	Balance at end of year	Balance at beginning of year	Additions during year	abandonments during year		Foreign currency translation reserve	Balance at end of year	Balance at end of year
Composition in 2022:
Land	73	-	-		4	77	-	-	-		-	-	77
Plant and equipment	1,407	-	(310	)*	(131)	966	292	114	(32	)*	(48)	326	640
Office equipment	29	3	-		(3)	28	22	2	-		(1)	23	5
	1,509	3	(310	)*	(130)	1,071	314	116	(32	)*	(49)	349	722
Composition in 2021:
Land	75	-	-		(2)	73	-	-	-		-	-	73
Plant and equipment	1,539	9	(159	)**	18	1,407	146	141	-		5	292	1,115
Office equipment	24	4	-		1	29	20	1	-		1	22	6
	1,638	13	(159	)**	17	1,509	166	142	-		6	314	1,194
Composition in 2020:
Land	79	-	-		(4)	75	-	-	-		-	-	75
Plant and equipment	1,284	177	-		78	1,539	115	21	-		10	146	1,393
Office equipment	22	-	-		2	24	15	3	-		2	20	4
	1,385	177	-		76	1,638	130	24	-		12	166	1,472

*	Between 2016 and January 2022, the company operated a grid-connected proof-of-concept wave energy array in Gibraltar. On January 20, 2022, the company announced a collaboration agreement with AltaSea, a non-profit that accelerates scientific collaboration and advances an emerging blue economy, at the Port of Los Angeles. On March 2, 2022, the company announced its intent to relocate the energy conversion unit from Gibraltar to AltaSea’s premises in the Port of Los Angeles. Eco Wave Power intends to develop and supply new and upgraded floaters for its planned pilot in AltaSea’s premises, while Gibraltar power station’s floater mechanisms were sent to steel recycling. As a result, the company has recorded a one-off loss of $278.

**	Transferred to a joint venture. See note 9.

Property and equipment are held by the Company’s subsidiaries.